Common and preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2020
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Common and preferred shares and other equity instruments

Note 1 6	Common and preferred shares and other equity instruments

The following table presents the number of common and preferred shares outstanding and dividends paid, other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2020				2019				2018
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	446,932,750	$13,892	$2,592	$5.82	445,325,744	$13,589	$2,488	$5.60	442,823,361	$13,242	$2,356	$5.32
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93	16,000,000	400	16	0.96	16,000,000	400	16	0.98
Series 41	12,000,000	300	12	0.97	12,000,000	300	11	0.94	12,000,000	300	11	0.94
Series 43	12,000,000	300	10	0.87	12,000,000	300	11	0.90	12,000,000	300	11	0.90
Series 45	32,000,000	800	35	1.10	32,000,000	800	35	1.10	32,000,000	800	35	1.10
Series 47	18,000,000	450	20	1.13	18,000,000	450	20	1.13	18,000,000	450	16	0.88
Series 49	13,000,000	325	17	1.30	13,000,000	325	13	1.00	–	–	–	–
Series 51	10,000,000	250	13	1.29	10,000,000	250	5	0.53	–	–	–	–
		$2,825	$122			$2,825	$111			$2,250	$89
Treasury shares – common shares	152,579	$16			15,931	$2			3,019	$1
Treasury shares – preferred shares	–	–			–	–			–	–
Other Equity Instruments
Limited recourse capital notes (1)		$750				$–				$–

(1)	See 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) section below for details.
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2020		2019		2018
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	445,341,675	$13,591	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	378,848	47
Equity-settled share-based compensation plans (1)	823,502	87	511,567	52	999,675	95
Shareholder investment plan (2)	1,534,320	144	1,777,738	194	2,880,782	337
Employee share purchase plan	1,457,784	140	1,213,078	131	1,044,893	123
	449,157,281	$13,962	446,328,763	$13,620	446,306,951	$13,344
Purchase of common shares for cancellation	(2,208,600)	(68)	(1,000,000)	(30)	(3,500,000)	(104)
Treasury shares	136,648	14	12,912	1	19,429	3
Balance at end of year (3)	447,085,329	$13,908	445,341,675	$13,591	442,826,380	$13,243

(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and the Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(3)	Excludes nil restricted shares as at October 31, 2020 (2019: nil; 2018: 60,764).
Common shares reserved for issue
As at October 31, 2020, 14,996,337 common shares (2019: 15,310,806) were reserved for future issue pursuant to stock option plans, 12,848,784 common shares (2019: 14,383,104) were reserved for future issue pursuant to the Shareholder Investment Plan, 8,183,815 common shares (2019: 9,772,134) were reserved for future issue pursuant to the ESPP and other activities, and 2,246,208,750 common shares (2019: 1,789,893,750) were reserved for future issue pursuant to instruments which include an NVCC provision requiring conversion into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines.
Normal course issuer bid
Our normal course issuer bid (NCIB) expired on June 3, 2020. During the year, we purchased and cancelled 2,208,600 common shares under the current bid at an average price of $106.03 for a total amount of $234 million.
On March 13, 2020, OSFI announced that it expects all federally regulated financial institutions to cease dividend increases and share buybacks for the time being, in order to ensure that the additional capital available is used to support Canadian lending activities.
The following table shows common shares purchased and cancelled under previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2020		2019		2018
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
May 31, 2018 (1)	–	$–	–	$–	3,500,000	$417

(1)	Common shares were repurchased at an average price of $119.22 under this NCIB.

Preferred shares and other equity instruments
CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value, issuable in series, provided that, for each class of preferred shares, the maximum aggregate consideration for all outstanding shares, at any time does not exceed $10 billion. There are no Class B Preferred Shares currently outstanding.
Preferred share and other equity instruments rights and privileges
Class A Preferred Shares
Each series of Class A Preferred Shares bears quarterly
non-cumulative
dividends.
Non-cumulative
Rate Reset Class A Preferred Shares Series 39, 41, 43, 45, 47, 49, and 51 (NVCC) are redeemable, subject to regulatory approval if required, for cash by CIBC on or after the specified redemption dates at the cash redemption prices indicated in the terms of the preferred shares.
Non-cumulative
Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares)
On June 11, 2014, we issued 16 million Series 39 shares with a par value of $25.00 per share, for gross proceeds of $400 million. For the initial five-year period to the earliest redemption date of July 31, 2019, the Series 39 shares paid quarterly cash dividends, as declared, at a rate of 3.90%. The dividend was reset to 3.713%, payable quarterly as and when declared by the Board, effective for the five-year period commencing July 31, 2019. On July 31, 2024, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.32%.
Holders of the Series 39 shares had the right to convert their shares on a one-for-one
basis into Non-cumulative Floating Rate Class A Preferred Shares Series 40 (NVCC) (Series 40 shares), subject to certain conditions, on July 31, 2019. As the conditions for conversion were not met, no Series 40 shares were issued, and all of the Series 39 shares remain outstanding. Holders of the Series 39 shares will have the right to convert their shares on a one-for-one
basis into Series 40 shares, subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 40 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.32%. Holders of the then outstanding Series 40 shares may convert their shares on a one-for-one
basis into Series 39 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 39 shares at par on July 31, 2024, and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 40 shares at par on July 31, 2029, and on July 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares)
On December 16, 2014, we issued 12 million Series 41 shares with a par value of $25.00 per share, for gross proceeds of $300 million. For the initial five-year period to the earliest redemption date of January 31, 2020, the Series 41 shares paid quarterly cash dividends, as declared, at a rate of 3.75%. The dividend was reset to 3.909%, payable quarterly as and when declared by the Board, effective for the five-year period commencing January 31, 2020. On January 31, 2025, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.24%.
Holders of the Series 41 shares had the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. Holders of the Series 41 shares will have the right to convert their shares on a one-for-one basis into Series 42 shares, subject to certain conditions, on January 31, 2025 and on January 31 every five years thereafter. Holders of the Series 42 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.24%. Holders of the then outstanding Series 42 shares may convert their shares on a one-for-one
basis into Series 41 shares, subject to certain conditions, on January 31, 2030 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 41 shares at par on January 31, 2025 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 42 shares at par on January 31, 2030 and on January 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares)
On March 11, 2015, we issued 12 million Series 43 shares with a par value of $25.00 per share, for gross proceeds of $300 million. For the initial five-year period to the earliest redemption date of July 31, 2020, the Series 43 shares paid quarterly cash dividends, as declared, at a rate of 3.60%. The dividend was reset to 3.143%, payable quarterly as and when declared by the Board, effective for the five-year period commencing July 31, 2020. On July 31, 2025, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.79%.
Holders of the Series 43 shares had the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding. Holders of the Series 43 shares will have the right to convert their shares on a one-for-one basis into Series 44 shares, subject to certain conditions, on July 31, 2025 and on July 31 every five years thereafter. Holders of the Series 44 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.79%. Holders of the then outstanding Series 44 shares may convert their shares on a one-for-one
basis into Series 43 shares, subject to certain conditions, on July 31, 2030 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 43 shares at par on July 31, 2025 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 44 shares at par on July 31, 2030 and on July 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 45 (NVCC) (Series 45 shares)
On June 2, 2017, we issued 32 million Series 45 shares with a par value of $25.00 per share, for gross proceeds of $800 million. For the initial five-year
period to the earliest redemption date of July 31, 2022, the Series 45 shares pay quarterly cash dividends, as declared, at a rate of 4.40%. On July 31, 2022, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.38%.
Holders of the Series 45 shares will have the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 46 (NVCC) (Series 46 shares), subject to certain conditions, on July 31, 2022 and on July 31 every five years thereafter. Holders of the Series 46 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.38%. Holders of the then outstanding Series 46 shares may convert their shares on a one-for-one
basis into Series 45 shares, subject to certain conditions, on July 31, 2027 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 45 shares at par on July 31, 2022 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 46 shares at par on July 31, 2027 and on July 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares)
On January 18, 2018, we issued 18 million
Non-cumulative
Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares) with a par value of $25.00 per share, for gross proceeds of $450 million. For the initial five-year period to the earliest redemption date of January 31, 2023, the Series 47 shares pay quarterly cash dividends, as declared, at a rate of 4.50%. On January 31, 2023, and on January 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 2.45%.
Holders of the Series 47 shares will have the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter. Holders of the Series 48 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.45%. Holders of the then outstanding Series 48 shares may convert their shares on a one-for-one
basis into Series 47 shares, subject to certain conditions, on January 31, 2028 and on January 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 47 shares at par on January 31, 2023 and on January 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 48 shares at par on January 31, 2028 and on January 31 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares)
On January 22, 2019, we issued 13 million
Non-cumulative
Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares) with a par value of $25.00 per share, for gross proceeds of $325 million. For the initial five-year period to the earliest redemption date of April 30, 2024, the Series 49 shares pay quarterly cash dividends, as declared, at a rate of 5.20%. On April 30, 2024, and on April 30 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.31%.
Holders of the Series 49 shares will have the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter. Holders of the Series 50 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.31%. Holders of the then outstanding Series 50 shares may convert their shares on a one-for-one
basis into Series 49 shares, subject to certain conditions, on April 30, 2029 and on April 30 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 49 shares at par on April 30, 2024 and on April 30 every five years thereafter; we may redeem all or any part of the then outstanding Series 50 shares at par on April 30, 2029 and on April 30 every five years thereafter.
Non-cumulative
Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares)
On June 4, 2019, we issued 10 million
Non-cumulative
Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares) with a par value of $25.00 per share, for gross proceeds of $250 million. For the initial five-year period to the earliest redemption date of July 31, 2024, the Series 51 shares pay quarterly cash dividends, as declared, at a rate of 5.15%. On July 31, 2024, and on July 31 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.62%.
Holders of the Series 51 shares will have the right to convert their shares on a one-for-one
basis into
Non-cumulative
Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 52 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.62%. Holders of the then outstanding Series 52 shares may convert their shares on a one-for-one
basis into Series 51 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 51 shares at par on July 31, 2024 and on July 31 every five years thereafter; we may redeem all or any part of the then outstanding Series 52 shares at par on July 31, 2029 and on July 31 every five years thereafter.
4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) (the Notes)
On September 16, 2020 we issued $750 million principal amount of 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness). The Notes mature on October 28, 2080, and bear interest at a fixed rate of 4.375% per annum (paid semi-annually) until October 28, 2025. Starting on October 28, 2025, and every 5 years thereafter until October 28, 2075, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Concurrently with the issuance of the Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 53 (NVCC) (the Series 53 Preferred Shares) which are held in a newly formed trust (the Limited Recourse Trust) that is consolidated by CIBC and as a result the Series 53 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the Notes when due, the sole remedy of each Note holder is limited to that holder’s proportionate share of the Series 53 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval we may redeem the Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
The Notes and the Series 53 Preferred Shares carry standard NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III (see “NVCC conversion mechanics” below). Upon the occurrence of a Trigger Event, each Series 53 Preferred Share held in the Limited Recourse Trust will automatically and immediately be converted without the consent of Note holders into a variable number of common shares which will be delivered to Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the Notes. All claims of Note holders against CIBC under the Notes will be extinguished upon receipt of such common shares.
The Notes are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion as the sole recourse of each Note holder in the event of non-payment will be limited to that holder’s proportionate share of the Series 53 Preferred Shares held in the Limited Recourse Trust. The liability component of the Notes has a nominal value and, as a result, the full proceeds received upon the issuance of the Notes have been presented as equity and any interest payments paid thereon are accounted for as equity distributions.

NVCC conversion mechanics
Each series of Class A preferred shares discussed above are subject to an NVCC provision, necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are automatically converted into common shares upon the occurrence of a “Trigger Event”. As described in the Capital Adequacy Guidelines, a Trigger Event occurs when OSFI determines the bank is or is about to become non-viable
and, if after conversion of all contingent instruments and consideration of any other relevant factors or circumstances, it is reasonably likely that its viability will be restored or maintained; or if the bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government, without which OSFI would have determined the bank to be non-viable.
Each such share is convertible into a number of common shares, determined by dividing the par value of $25.00 ($1,000 in the case of the Series 53 Preferred Shares) plus declared and unpaid dividends (except for the Series 53 Preferred Shares while held in the Limited Recourse Trust) by the average common share price (as defined in the relevant prospectus supplement) subject to a minimum price of $5.00 per share (subject to adjustment in certain events as defined in the relevant prospectus supplement). We have recorded the Series 39, Series 41, Series 43, Series 45, Series 47, Series 49, and Series 51 shares as equity.
Terms of Class A Preferred Shares

Outstanding as at October 31, 2020	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39	$0.232063	July 31, 2024	$25.00
Series 41	$0.244313	January 31, 2025	$25.00
Series 43	$0.196438	July 31, 2025	$25.00
Series 45	$0.275000	July 31, 2022	$25.00
Series 47	$0.281250	January 31 2023	$25.00
Series 49	$0.325000	April 30, 2024	$25.00
Series 51	$0.321875	July 31, 2024	$25.00

(1)	Quarterly dividends may be adjusted depending on the timing of issuance or redemption.
Restrictions on the payment of dividends
Under Section 79 of the
Bank Act
(Canada), a bank, including CIBC, is prohibited from declaring or paying any dividends on its preferred or common shares if there are reasonable grounds for believing that the bank is, or the payment would cause it to be, in contravention of any capital adequacy or liquidity regulation or any direction to the bank made by OSFI.
In conjunction with OSFI’s March 13, 2020 announcement to decrease the Domestic Stability Buffer to 1.0%, OSFI also announced that it expects all federally regulated financial institutions to cease dividend increases and share buybacks for the time being, in order to ensure that the additional capital available is used to support Canadian lending activities.
In addition, our ability to pay common share dividends is also restricted by the terms of the outstanding preferred shares. These terms provide that we may not pay dividends on our common shares at any time without the approval of holders of the outstanding preferred shares, unless all dividends to preferred shareholders that are then payable have been declared and paid or set apart for payment. Our Series 53 Preferred Shares, further limit the payment of dividends on the outstanding Class A Preferred Shares Series 39 to 51 in certain limited circumstances.
We have agreed that if CIBC Capital Trust fails to pay any interest payments on its $300 million of CIBC Tier 1 Notes – Series B, due June 30, 2108, we will not declare dividends of any kind on any of our preferred or common shares for a specified period of time. For additional details see Note 17.
Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Capital
Objectives, policy and procedures
Our overall capital management objective is to employ a strong and efficient capital base. We manage capital in accordance with a capital policy approved by the Board, which includes specific guidelines that relate to capital strength, capital mix, dividends and return of capital, and the unconsolidated capital adequacy of regulated entities. Capital is monitored continuously for compliance.
Each year, a Capital Plan and three-year outlook are established as a part of the financial plan, and they encompass all material elements of capital: forecasts of sources and uses of capital including earnings, dividends, business growth, and corporate initiatives, as well as maturities, redemptions, and issuances of capital instruments. The Capital Plan is stress-tested to ensure that it is sufficiently robust under severe but plausible stress scenarios. The level of capital and capital ratios are monitored throughout the year including a comparison to the Capital Plan. There were no significant changes made to the objectives, policy, guidelines and procedures during the year.
Regulatory capital requirements under Basel III
Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision (BCBS).
CIBC has been designated by OSFI as a
D-SIB
in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also currently expects
D-SIBs
to hold a Domestic Stability Buffer. On March 13, 2020, OSFI announced an immediate reduction in the Domestic Stability Buffer from 2.0% to 1.0%. This results in current targets, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of 9.0%, 10.5%, and 12.5%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.

Regulatory capital and ratios
Regulatory capital under Basel III consists of CET1, Tier 1 and Tier 2 capital.
CET1 capital includes common shares, retained earnings, AOCI (excluding AOCI relating to cash flow hedges and changes to FVO liabilities attributable to changes in own credit risk), and qualifying instruments issued by a consolidated banking subsidiary to third parties, less regulatory adjustments for items such as goodwill and other intangible assets (net of related deferred tax liabilities), certain deferred tax assets, net assets related to defined benefit pension plans as reported on our consolidated balance sheet (net of related deferred tax liabilities), and certain investments. Additional Tier 1 (AT1) capital primarily includes NVCC preferred shares, Limited Recourse Capital Notes, qualifying instruments issued by a consolidated subsidiary to third parties, and non-qualifying
innovative Tier 1 notes subject to
phase-out
rules for capital instruments. Tier 2 capital includes NVCC subordinated indebtedness, non-qualifying
subordinated indebtedness subject to
phase-out
rules for capital instruments, eligible collective allowance under the standardized approach, and qualifying instruments issued by a consolidated subsidiary to third parties.
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2020	2019
CET1 capital (1)		$30,876	$27,707
Tier 1 capital	A	34,775	30,851
Total capital		40,969	35,854

Total RWA		254,871	239,863

CET1 ratio		12.1%	11.6%
Tier 1 capital ratio		13.6%	12.9%
Total capital ratio		16.1%	15.0%
Leverage ratio exposure	B	$741,760	$714,343
Leverage ratio	A/B	4.7%	4.3%

(1)
Beginning in the second quarter of 2020, includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until 2022.

During the years ended October 31, 2020 and 2019, we have complied with OSFI’s regulatory capital requirements.